Deposits (Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
3 months or less	$ 171,090
Over 3 months through 6 months	122,481
Over 6 months through 12 months	186,793
Over 12 months	158,581
Total	$ 638,945